Capital and reserves - Issuance of common shares with restrictions (Narrative) (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 07, 2016
Disclosure of classes of share capital [line items]
Shares awarded and issued (in shares)	48,373,890	34,329,704
Nominal value (in CHF per share)	SFr 0.40
Payroll charge	SFr 354,851	SFr 290,783	SFr 311,671
Common shares
Disclosure of classes of share capital [line items]
Shares awarded and issued (in shares)	48,373,890	34,329,704
Nominal value (in CHF per share)	SFr 0.40	SFr 0.40
Restricted common shares | Equity Incentive Plan
Disclosure of classes of share capital [line items]
Payroll charge			SFr 188,092
Restricted common shares | Equity Incentive Plan | Common shares
Disclosure of classes of share capital [line items]
Shares awarded and issued (in shares)				25,813
Nominal value (in CHF per share)				SFr 0.40
Payroll charge		SFr 188,092